Prepayments and other current assets	12 Months Ended
Dec. 31, 2015
Prepayments and other current assets
Prepayments and other current assets

10.  Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2014	2015
	RMB	RMB
Receivables related to employees’ exercise of share-based awards	811,783	289,196
VAT receivables	—	423,286
Interest receivables	135,498	7,289
Prepaid rental fees	145,501	272,480
Prepaid promotion expenses	45,677	60,788
Deposits	166,945	135,157
Bridge loans	157,438	150,000
Staff loans	151,612	5,182
Employee advances	16,217	20,206
Others	103,663	122,857

Total	1,734,334	1,486,441